Initial Public Offering (Details) - USD ($)			9 Months Ended		12 Months Ended
	Feb. 02, 2021	Feb. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Initial public offering per share (in Dollars per share)		$ 10	$ 9.98		$ 9.74
Gross proceeds (in Dollars)	$ 2,012,500		$ 0	$ 56,350,000	$ 56,350,000
Underwriting fees (in Dollars)		$ 150,000
Warrant redemption price per share			$ 0.01		$ 0.01
Last sale price of Common Stock			18		18
Minimum [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering per share (in Dollars per share)			$ 9.2		$ 9.2
IPO [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering shares (in Shares)		5,000,000
Initial public offering per share		$ 10
Initial public offering per share (in Dollars per share)	$ 11.5	$ 11.5
Gross proceeds (in Dollars)		$ 50,000,000
Over-Allotment Units [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering shares (in Shares)	750,000
Gross proceeds (in Dollars)	$ 7,500,000
Underwriting fees (in Dollars)	$ 150,000